Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Premiums (net of reinsurance ceded of $15,510, $32,920 and $30,271)	$ 55,789	$ 38,037	$ 43,806
Contract charges (net of reinsurance ceded of $11,591, $26,401 and $28,097)	73,138	55,688	54,845
Net investment income	325,117	346,195	356,269
Realized capital gains and losses:
Total other-than-temporary impairment losses	(12,410)	(2,195)	(21,804)
Portion of loss recognized in other comprehensive income	3,464	(3,259)	2,226
Net other-than-temporary impairment losses recognized in earnings	(8,946)	(5,454)	(19,578)
Sales and other realized capital gains and losses	23,857	23,197	62,485
Realized capital gains and losses	14,911	17,743	42,907
Total Revenues	468,955	457,663	497,827
Costs and expenses
Contract benefits (net of reinsurance ceded of $10,728, $16,258 and $24,285)	203,717	180,914	184,166
Interest credited to contractholder funds (net of reinsurance ceded of $5,468, $6,032 and $6,855)	129,911	144,340	154,447
Amortization of deferred policy acquisition costs	29,783	13,145	11,102
Operating costs and expenses	42,788	41,564	41,880
Total costs and expenses	406,199	379,963	391,595
Income from operations before income tax expense	62,756	77,700	106,232
Income tax expense	22,461	27,546	37,362
Net income	40,295	50,154	68,870
Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses	(91,316)	48,626	53,507
Change in unrealized foreign currency translation adjustments	853	(417)	(170)
Other comprehensive (loss) income, after-tax	(90,463)	48,209	53,337
Comprehensive (loss) income	$ (50,168)	$ 98,363	$ 122,207